Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Reconciliation of Tax Expense and Accounting Profit Multiplied By Tax Rate (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure Of Effective Tax Expense Income Reconciliation And Components Of Income Tax Expenses Income [Abstract]
Accounting profit before income tax	₨ (12,233)	$ (161)	₨ (5,128)	₨ (623)
Tax at the India's tax rate of 31.2% applicable to RPPL (March 31, 2021: 31.2%, March 31, 2020: 31.2%)	(3,817)	(50)	(1,600)	(194)
Disallowance under section 94B of the Income Tax Act	794	10	1,333	1,328
Interest on compound financial instrument			1,091	634
Tax rate differences	282	4	15	(96)
Impact of ICDS related to hedge contracts routed through OCI	1,473	19
Changes in estimates on reasonable certainty for recoverability of tax losses	2,475	33	2,305	(1,426)
Change in estimates for recoverability of MAT	(8)	(0)	82	316
Adjustment of tax relating to earlier periods	(327)	(4)	174	291
On account of adoption of new tax ordinance
- Mat credit written off			48	938
- Recognition / reversal of deferred tax asset / deferred tax liability	(65)	(1)	(7)	83
Effect of tax holidays and other tax exemptions	71	1	(879)	271
Deferred tax asset written off on sale of subsidiary (refer note 39)			306
Reinstatement loss on loan having income taxable under income from other sources				74
Listing and related expenses	3,280	43
Other non-deductible expenses	(263)	(3)	36	(61)
At the effective income tax rate	3,895	51	2,904	2,158
Current tax expense reported in the statement of profit or loss	1,167	15	785	486
Deferred tax expense reported in the statement of profit or loss	2,797	37	2,091	1,714
Adjustment of current tax relating to earlier years	(69)	(1)	28	(42)
Tax expense (income)	₨ 3,895	$ 51	₨ 2,904	₨ 2,158